Note 27 - Litigation	12 Months Ended
Oct. 31, 2013
Loss Contingency [Abstract]
Schedule of Loss Contingencies by Contingency [Table Text Block]

27.     Litigation

MAPLE

On September 10, 2012, Nordion announced that it was unsuccessful in its claim for specific performance or monetary damages relating to AECL’s cancelled construction of the MAPLE facilities. Nordion was not entitled to a remedy for the unilateral termination by AECL of the construction of the MAPLE facilities. In their decision, the arbitrators also dismissed an AECL counterclaim against us for damages for breach of contract in the amount of $239.8 million (C$250 million) and other relief. The appeal period expired and neither party appealed the decision. AECL submitted total arbitration-related costs of approximately $46 million (C$46 million). Nordion filed a response to AECL’s costs submissions asserting that the Company should pay approximately $22 million, to which AECL filed a reply during February 2013.

In addition to the arbitration, in 2008 Nordion filed a court claim against AECL and the Government of Canada. The arbitration decision left it open for Nordion to pursue its ongoing lawsuit against AECL in the Ontario courts in relation to a 1996 Isotope Production Facilities Agreement (IPFA). As a result, Nordion filed an amended statement of claim against AECL on January 18, 2013 in relation to the IPFA, requesting damages in the amount of $233.5 million (C$243.5 million) for negligence and breach of the IPFA, as well as pre- and post-judgment interest and costs. The damages claimed were for the recovery of its costs up to the end of the IPFA, net of certain amounts settled between Nordion and AECL at the time of entering into the Interim and Long-Term Supply Agreement (ILTSA). Having regard to the majority opinion in the arbitration under the 2006 Agreement, the amended statement of claim filed by the Company under the IPFA no longer included the Government of Canada and the damages claimed were substantially lower than in the original statement of claim. During the first quarter of fiscal 2013, Nordion and the Government of Canada agreed to the discontinuance of the IPFA action against the Government of Canada without costs. AECL counterclaimed for $80 million in damages based on a claim against us for unpaid construction charges.

In the fourth quarter of fiscal 2013 Nordion announced that it had entered into a comprehensive settlement agreement with AECL to resolve all outstanding claims between the parties related to the MAPLE facilities, including the lawsuit and the arbitration costs. Upon the settlement Nordion recorded a $24.6 million recovery relating to accrued ACEL liabilities as well as receiving a $14.4 million (C$15 million) cash settlement from AECL. Nordion and AECL have released each other from the claims discussed above.

In addition to the settlement, Nordion entered into an amended and restated isotope supply agreement and waste management services agreement with AECL. The amended and restated isotope supply agreement is a non-exclusive agreement for medical isotope supply by AECL to Nordion, which has a term ending October 31, 2016. The supply agreement may also be terminated upon, among other things, the Company establishing a satisfactory alternative supply of isotopes, the permanent shutdown of AECL's isotope production facilities, its failure to meet a minimum purchase quantity and any force majeure that continues for a period of more than two years. The primary cost of supply of medical isotopes will continue to be determined based on a revenue share methodology. In addition, Nordion has entered into an agreement to continue waste disposal services from AECL until October 31, 2026.

Bioequivalence studies

During fiscal 2009, the Company was served with a Complaint related to repeat study and mitigation costs of $10 million and lost profits of $70 million. This legal action, commenced by Dr. Reddy’s Laboratories Ltd. and certain affiliated companies, related to certain bioequivalence studies carried out by the Company’s former MDS Pharma Services business unit at its Montreal, Canada facility from January 1, 2000, to December 31, 2004. On March 21, 2013, the Company announced that it had settled this claim. Details of the settlement are confidential. The settlement has resulted in a loss of $1.3 million for Nordion after taking into account financial reserves maintained by the Company in relation to the claim. Most of the settlement was covered by insurance, and resulted in a net cash outflow of approximately $17 million that included insurance proceeds received. In October 2013, the company received $4.9 million in cash resulting from a successful claim against one of its insurers in this matter and recorded a litigation gain for the same amount during the fourth quarter of fiscal 2013.

During fiscal 2009, the Company was served with a Statement of Claim from Apotex Inc., filed with the Ontario Court of Justice, related to repeat study and mitigation costs of $4.8 million (C$5 million) and loss of profit of $28.8 million (C$30 million). This action relates to certain bioequivalence studies carried out by the Company’s former MDS Pharma Services business unit at its Montreal, Canada facility from January 1, 2000, to December 31, 2004. The Company maintains reserves in respect of repeat study costs as well as errors and omissions insurance. Nordion has assessed this claim and has accrued amounts related to the direct costs associated with the repeat study costs in its FDA provision (Note 12(a)). No specific provision has been recorded related to the claim for lost profit, other than insurance deductible liabilities that have been fully paid. The Company has filed a Statement of Defence and is vigorously defending this action. Examinations for discovery are currently ongoing.

BioAxone BioSciences

During the third quarter of fiscal 2012, the Company was served with a Complaint filed in Florida relating to our former Pharma Services business. The Complaint, by BioAxone BioSciences Inc. (BioAxone), named Nordion (US) Inc. as well as another unaffiliated co-defendant, and alleged that MDS Pharma Services acted negligently in the preparation and qualification of a Bacterial Master Cell Bank relating to the development of a biologic drug. The Plaintiff claimed that it suffered damages in an amount greater than $90 million. During the fourth quarter of fiscal 2013 Nordion reached an agreement with BioAxone to settle the filed claims and recorded a litigation loss of $0.2 million.